Accounts receivable, net (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 3,532,940	¥ 25,178,557	¥ 14,431,613
Less: allowance for expected credit loss	(313,257)	(2,232,523)	(4,588,786)
Accounts receivable, net	$ 3,219,683	¥ 22,946,034	¥ 9,842,827